segment information - Income before income taxes (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income before income taxes
Operating revenues external	CAD 13,304	CAD 12,799
Goods and services purchased	5,935	5,631
Employee benefits expense	2,595	2,939
EBITDA	4,774	4,229
Depreciation	1,617	1,564
Amortization	552	483
Operating income	2,605	2,182
Financing costs	573	520
INCOME BEFORE INCOME TAXES	CAD 2,032	CAD 1,662